Earnings Per Share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Basic weighted-average shares outstanding (in shares)	163.6	170.3	170.6
Effect of diluted securities	2.4	1.5	2.2
Diluted weighted-average shares outstanding	166.0	171.8	172.8
Antidilutive securities excluded from computation of earnings per share (less than)	1.0	1.0	1.0